UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


For the monthly distribution period from December 2, 2008 to January 1, 2009


Commission File Number of issuing entity: 333-140962-33


                Alternative Loan Trust Resecuritization 2008-1R
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           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-140962

                                   CWALT, INC.
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              (Exact name of depositor as specified in its charter)


                       Credit Suisse Securities (USA) LLC
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               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   87-0698307
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

4500 Park Granada
Calabasas, California                                           91302
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (818) 225-3000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
Title of class                                                (if Section 12(b))
     1-A-1           [   ]           [   ]           [ x ]
     1-A-2           [   ]           [   ]           [ x ]
     2-A-1           [   ]           [   ]           [ x ]
     2-A-2           [   ]           [   ]           [ x ]
     2-A-3           [   ]           [   ]           [ x ]
     A-R             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

     The  description  of  the   distribution   and  pool  performance  for  the
distribution period from December 2, 2008 to January 1, 2009 is provided below and in the Monthly Statement attached as Exhibit 99.1 to this Form 10-D.

     Distributions were made by the Trustee (on behalf of the issuing entity) to Certificateholders pursuant to the Trust Agreement dated December 26, 2007, filed with the Commission. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Certificateholders attached here to as Exhibit 99.1) are used as defined in the Trust Agreement.

     See the Trust Agreement, and the Prospectus Supplement dated January 17, 2008, filed with the Commission on January 23, 2008, pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information in the Monthly Statement.


PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

     Certain state and local government officials have filed proceedings against Countrywide Financial Corporation, Countrywide Home Loans, Inc. ("Countrywide") and Countrywide Home Loans Servicing LP ("Countrywide Servicing"), including, among others, lawsuits brought by the state attorneys general of California, Connecticut, Florida, Illinois, Indiana and West Virginia. The lawsuits allege, among other things, that Countrywide Financial Corporation, Countrywide and Countrywide Servicing violated state consumer protection laws by engaging in deceptive marketing practices designed to increase the volume of loans they originated and then sold into the secondary market and (according to certain of the complaints) by improperly servicing loans. The lawsuits seek various remedies, including among other things, restitution, other monetary relief, penalties and rescission or reformation of mortgage loans made to consumers. In addition, the Director of the Washington State Department of Financial Institutions has commenced an administrative proceeding against Countrywide alleging, among other things, that Countrywide did not provide borrowers with certain required disclosures and that the loan products made available to Washington borrowers of protected races or ethnicities were less favorable than those made available to other similarly situated borrowers.

     On October 6, 2008, Bank of America Corporation ("Bank of America") announced settlements in relation to allegations of unfair and deceptive marketing practices with the states attorneys general of several states, including Arizona, California, Connecticut, Florida, Illinois, Iowa, Michigan, North Carolina, Ohio, Texas and Washington (such states, together with such additional states that enter into settlements, the "Settling States"). The settlement with the Attorney General of Washington does not address the pending administrative action. Following its settlement announcement on October 6, 2008, Bank of America entered into settlements with the states attorneys general of Delaware, Kansas, Nevada and Pennsylvania, and has engaged in negotiations, and may have entered into other settlements, with additional states attorneys general. The cornerstone of the settlements is a loan modification program for subprime borrowers and pay option ARM borrowers designed to avoid foreclosures, along with a nationwide fund of up to $150 million for payments to borrowers who have already experienced foreclosure. The settlements do not require the mortgage loans owned by the issuing entity to be subject to the loan modification program.

     While the outcome of the proceedings described above that are not subject to settlements with Settling States is unknown, the relief sought by the government officials in one or more of the matters could, if granted, result in delays in the foreclosure process, reduced payments by borrowers, modification of the original terms of the Countrywide mortgage loans, permanent forgiveness of all or a portion of the amounts owing in respect of the related Countrywide mortgage loans and/or increased reimbursable servicing expenses, which could result in delays and reductions in distributions to be made to certificateholders or an increase in realized losses allocated to the certificateholders.

Item 3. Sales of Securities and Use of Proceeds.

        None.

Item 4. Defaults Upon Senior Securities.

        None.

Item 5. Submission of Matters to a Vote of Security Holders.

        None.

Item 6. Significant Obligors of Pool Assets.

        See the monthly reports provided in Exhibits 99.2 and 99.3, respectively, for the Underlying Issuing Entities, Alternative Loan Trust 2007-18CB File Number 333-140962-15 and Alternative Loan Trust 2007-19 File Number 333-140962-13, attached hereto.

Item 7. Significant Enhancement Provider Information.

        None.

Item 8. Other Information.

        None.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        (99.1) Monthly Statement furnished to Certificateholders of Alternative
               Loan Trust Resecuritization 2008-1R, relating to the
               January 26, 2009 distribution

        (99.2) Monthly Statement furnished to Certificateholders of Alternative
               Loan Trust 2007-18CB, relating to the January 26, 2009 distribution

        (99.3) Monthly Statement furnished to Certificateholders of Alternative
               Loan Trust 2007-19, relating to the January 26, 2009 distribution

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWALT, INC.
                           (Depositor)

                    By:    /s/ Darren Bigby
                           ------------------------
                           Darren Bigby
                 Title:    Executive Vice President

                 Dated:    January 27, 2009



EXHIBIT INDEX

Exhibit
Number      Description

EX-99.1     Monthly Statement furnished to Certificateholders of
            Alternative Loan Trust Resecuritization 2008-1R, relating to the January 26, 2009 distribution

EX-99.2     Monthly Statement furnished to Certificateholders of
            Alternative Loan Trust 2007-18CB, relating to the
            January 26, 2009 distribution

EX-99.3     Monthly Statement furnished to Certificateholders of
            Alternative Loan Trust 2007-19, relating to the
            January 26, 2009 distribution